UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08707

Name of Fund:  BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2015

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.8%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$2,330	$2,701,332
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	565	617,489

		3,318,821
California — 25.0%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,895	3,265,849
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,730	2,070,637
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.63%, 8/01/33	1,325	1,504,895
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 5/01/28	1,085	1,253,468
5.25%, 5/01/33	850	940,967
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.50%, 3/01/30	2,400	2,663,592
5.75%, 3/01/34	2,180	2,441,840
City of Sunnyvale California, Refunding RB, 5.25%, 4/01/40	1,605	1,766,351
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	2,100	2,379,363
County of Ventura California Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/33	1,850	2,129,591
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	1,420	1,675,898
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	1,000	1,148,020
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,575	1,767,229

Municipal Bonds	Par (000)	Value
California (concluded)
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	$1,825	$2,015,877
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	1,335	1,508,336
San Pablo Joint Powers Financing Authority, Refunding, Tax Allocation Bonds, CAB (NPFGC) (a):
0.00%, 12/01/24	2,635	1,501,080
0.00%, 12/01/25	2,355	1,261,314
0.00%, 12/01/26	2,355	1,184,942
Sequoia Union High School District, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/16 (b)	3,150	3,464,716
State of California Public Works Board, LRB:
Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	725	829,038
Various Capital Projects, Series I, 5.50%, 11/01/30	1,500	1,792,980
Various Capital Projects, Series I, 5.50%, 11/01/31	2,465	2,911,609
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	540	628,976
University of California, Refunding RB, Medical Center Regents, Series J, 5.25%, 5/15/38	4,070	4,611,229

		46,717,797
Colorado — 2.2%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,145,430
5.50%, 11/15/30	340	384,010
5.50%, 11/15/31	405	453,725
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,900	2,162,941

		4,146,106
District of Columbia — 1.2%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 5.50%, 10/01/39	2,000	2,254,740

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2014	1

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida — 13.9%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	$400	$449,128
City of St. Petersburg Florida Public Utility Revenue, Refunding RB, (NPFGC), 5.00%, 10/01/35	4,295	4,470,408
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,735	1,945,716
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,500	1,633,575
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	1,015	1,124,864
Series A, 6.00%, 10/01/38	1,000	1,146,370
Series B, AMT, 6.25%, 10/01/38	460	537,588
Series B, AMT, 6.00%, 10/01/42	615	702,490
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,900	3,119,008
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/34	4,645	5,141,829
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	1,040	1,166,297
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	3,995	4,439,923

		25,877,196
Georgia — 1.9%
City of Augusta Georgia Water & Sewerage, RB, (AGM), 5.25%, 10/01/34	3,500	3,525,620
Hawaii — 0.5%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	425	488,635
5.25%, 8/01/26	460	524,869

		1,013,504
Illinois — 18.0%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	1,145	1,288,377
Series C, 6.50%, 1/01/41	5,225	6,251,190
Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, GO, Refunding, Series A:
5.25%, 1/01/29	$1,000	$1,058,590
5.25%, 1/01/33	850	885,207
City of Chicago Illinois, Refunding RB, Series A:
Sales Tax, 5.25%, 1/01/38	1,000	1,070,890
Waterworks, 2nd Lien (AMBAC), 5.00%, 11/01/36	1,735	1,789,219
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 1/01/41	565	588,673
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 6/01/26	2,000	2,226,760
Sales Tax Receipts, 5.25%, 12/01/36	1,000	1,087,990
Sales Tax Receipts, 5.25%, 12/01/40	1,790	1,939,179
Sales Tax Receipts, 5.00%, 12/01/44	1,585	1,694,444
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	2,050	2,138,908
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,250	1,396,850
5.25%, 12/01/43	2,990	3,230,187
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,405	1,634,436
6.00%, 6/01/28	400	465,568
State of Illinois, GO:
5.25%, 2/01/31	875	921,130
5.25%, 2/01/32	1,355	1,418,983
5.50%, 7/01/33	2,000	2,136,400
5.50%, 7/01/38	425	450,152

		33,673,133
Indiana — 3.8%
Indiana Finance Authority, RB, Private Activity Bond (Ohio River Bridges East End Crossing Project), Series A, AMT, 5.00%, 7/01/40	565	585,329
Indianapolis Local Public Improvement Bond Bank, RB, Series F, 5.25%, 2/01/36	3,055	3,369,023

2	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	$2,780	$3,089,414

		7,043,766
Louisiana — 1.6%
Lake Charles Harbor & Terminal District, RB, Series B, AMT, 5.50%, 1/01/29	1,500	1,697,685
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	1,215	1,329,064

		3,026,749
Massachusetts — 4.2%
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 1/01/26	1,300	1,419,080
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,500	1,541,445
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Series A (AGM), 5.00%, 8/15/15 (b)	4,600	4,831,012

		7,791,537
Michigan — 4.6%
City of Detroit Michigan, Refunding RB, Sewage Disposal System, Senior Lien:
Series B (AGM), 7.50%, 7/01/33	750	820,785
Series C-1 (AGM), 7.00%, 7/01/27	4,810	5,220,149
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (b)	1,910	2,463,499

		8,504,433
Minnesota — 0.8%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,325	1,559,075
Municipal Bonds	Par (000)	Value
Mississippi — 2.4%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	$2,595	$3,373,708
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	1,000	1,133,280

		4,506,988
Nevada — 3.8%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	1,410	1,523,519
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	3,500	3,786,230
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/34	1,500	1,715,100

		7,024,849
New Jersey — 8.1%
New Jersey EDA, RB, The Goethals Bridge Replacement Project, Private Activity Bond, AMT:
(AGM), 5.00%, 1/01/31	790	855,649
5.38%, 1/01/43	3,000	3,182,550
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	2,100	2,263,548
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	1,780	1,971,635
Series A (AGC), 5.63%, 12/15/28 3,170	3,707,378
Series AA, 5.50%, 6/15/39	1,890	2,089,490
Series B, 5.25%, 6/15/36	1,000	1,087,560

		15,157,810
New York — 5.6%
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution, Series EE:
Fiscal 2009, 5.25%, 6/15/40	3,410	3,850,163
5.38%, 6/15/43	1,305	1,525,910
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	2,510	2,855,451

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2014	3

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	$2,000	$2,246,060

		10,477,584
Ohio — 1.8%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/30	1,000	1,132,140
5.25%, 2/15/31	2,000	2,251,660

		3,383,800
Pennsylvania — 1.0%
State of Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	650	712,036
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	1,000	1,107,100

		1,819,136
South Carolina — 3.5%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	2,180	2,507,654
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 7/01/38	1,000	1,093,480
6.00%, 7/01/38	1,695	1,915,858
5.50%, 7/01/41	1,000	1,095,820

		6,612,812
Texas — 23.6%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/33	2,500	2,800,050
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	1,360	1,545,898
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	4,000	4,696,240
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.25%, 12/01/38	2,600	2,924,896
Municipal Bonds	Par (000)	Value
Texas (concluded)
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	$2,965	$3,082,444
Series H, 5.00%, 11/01/37	2,200	2,303,290
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	1,240	1,400,134
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	4,250	4,836,160
North Texas Tollway Authority, Refunding RB, 1st Tier System:
Series A (NPFGC), 5.63%, 1/01/33	6,585	7,325,615
Series A (NPFGC), 5.75%, 1/01/40	4,885	5,459,525
Series B (NPFGC), 5.75%, 1/01/40	6,275	7,013,003
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	620	703,092

		44,090,347
Virginia — 1.2%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	570	627,758
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (b)	1,300	1,603,056

		2,230,814
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	1,375	1,532,410
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	1,075	1,227,177

		2,759,587
Total Municipal Bonds — 132.0%		246,516,204

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
Alabama — 1.2%
City of Mobile Alabama Board of Water & Sewer Commissioners, RB, (NPFGC), 5.00%, 1/01/31	2,120	2,215,040

4	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
Colorado — 3.1%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 10/01/41	$5,610	$5,846,069
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/35 (d)	1,040	1,195,882
Florida — 4.8%
County of Lee Florida Housing Finance Authority, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	435	449,895
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/38	7,500	8,604,900

		9,054,795
Illinois — 1.4%
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	2,508	2,660,645
Kentucky — 0.9%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	1,406	1,600,485
Nevada — 5.5%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	5,000	5,804,100
Series B, 5.50%, 7/01/29	3,749	4,393,141

		10,197,241
New Jersey — 1.3%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,291	2,443,409
New York — 5.1%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,400	1,567,016
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
New York (concluded)
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	$4,530	$4,991,517
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (d)	2,660	2,981,966

		9,540,499
Utah — 0.6%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,004	1,068,160
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 24.5%		45,822,225
Total Long-Term Investments (Cost — $267,809,563) — 156.5%		292,338,429

Short-Term Securities — 1.2%	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (e)(f)	2,213,758	2,213,758
Total Short-Term Securities (Cost — $2,213,758) — 1.2%		2,213,758
Total Investments (Cost — $270,023,321*) — 157.7%		294,552,187
Other Assets Less Liabilities — 1.3%		2,408,818
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.4%)		(23,127,765)
VMTP Shares, at Liquidation Value — (46.6%)		(87,000,000)

Net Assets Applicable to Common Shares — 100.0%		$186,833,240
* As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$247,292,808

Gross unrealized appreciation		$24,538,152
Gross unrealized depreciation		(366,620)

Net unrealized appreciation		$24,171,532

Notes to Schedule of Investments
(a) Zero-coupon bond.

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2014	5

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(d)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019 is $2,220,432.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2014	Net Activity	Shares Held at July 31, 2014	Income
FFI Institutional Tax-Exempt Fund	4,947,879	(2,734,121)	2,213,758	$264

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(124)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$15,451,563	$53,108

6	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$292,338,429	—	$292,338,429
Short-Term Securities	$2,213,758	—	—	2,213,758

Total	$2,213,758	$292,338,429	—	$294,552,187

[1] See above Schedule of Investments for values in each state or political sub-division.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$53,108	—	—	$53,108
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2014	7

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$169,998	—	—	$169,998
Liabilities:
TOB trust certificates	—	$(23,087,847)	—	(23,087,847)
VMTP Shares	—	(87,000,000)	—	(87,000,000)

Total	$169,998	$(110,087,847)	—	$(109,917,849)

There were no transfers between levels during the period ended July 31, 2014.

8	BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: September 25, 2014